Allowance for Loan Losses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Age Analysis of Past Due Loans Segregated by Class of Loans

The following tables present the age analysis of past due loans segregated by class of loans as of September 30, 2014 and December 31, 2013:

	September 30, 2014
(dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual	Total Past Due	Total Loans
Commercial real estate	$1,684,411	$1,606	$458	$5,174	$7,238	$1,691,649
Commercial and industrial	943,389	317	234	2,426	2,977	946,366
Commercial construction	181,620	—	—	1,889	1,889	183,509
Residential mortgage	487,634	865	657	2,248	3,770	491,404
Home equity	414,279	2,380	265	1,735	4,380	418,659
Installment and other consumer	66,140	380	57	30	467	66,607
Consumer construction	2,995	—	—	—	—	2,995
Loans held for sale	3,126	—	—	—	—	3,126

Totals	$3,783,594	$5,548	$1,671	$13,502	$20,721	$3,804,315

	December 31, 2013
(dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual	Total Past Due	Total Loans
Commercial real estate	$1,595,590	$1,209	$207	$10,750	$12,166	$1,607,756
Commercial and industrial	836,276	2,599	278	3,296	6,173	842,449
Commercial construction	139,133	1,049	751	2,742	4,542	143,675
Residential mortgage	481,260	828	1,666	3,338	5,832	487,092
Home equity	408,777	2,468	659	2,291	5,418	414,195
Installment and other consumer	67,420	382	44	37	463	67,883
Consumer construction	3,149	—	—	—	—	3,149
Loans held for sale	2,136	—	—	—	—	2,136

Totals	$3,533,741	$8,535	$3,605	$22,454	$34,594	$3,568,335

The following tables present the age analysis of past due loans segregated by class of loans as of the dates presented:

	December 31, 2013
(dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	Non- performing	Total Past Due Loans	Total Loans
Commercial real estate	$1,595,590	$1,209	$207	$10,750	$12,166	$1,607,756
Commercial and industrial	836,276	2,599	278	3,296	6,173	842,449
Commercial construction	139,133	1,049	751	2,742	4,542	143,675
Residential mortgage	481,260	828	1,666	3,338	5,832	487,092
Home equity	408,777	2,468	659	2,291	5,418	414,195
Installment and other consumer	67,420	382	44	37	463	67,883
Consumer construction	3,149	—	—	—	—	3,149

Total	$3,531,605	$8,535	$3,605	$22,454	$34,594	$3,566,199

	December 31, 2012
(dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	Non- performing	Total Past Due Loans	Total Loans
Commercial real estate	$1,418,934	$2,230	$413	$30,556	$33,199	$1,452,133
Commercial and industrial	780,315	4,409	237	6,435	11,081	791,396
Commercial construction	150,823	10,542	—	6,778	17,320	168,143
Residential mortgage	416,364	1,713	1,948	7,278	10,939	427,303
Home equity	424,485	2,332	865	3,653	6,850	431,335
Installment and other consumer	73,334	406	95	40	541	73,875
Consumer construction	2,219	—	—	218	218	2,437

Total	$3,266,474	$21,632	$3,558	$54,958	$80,148	$3,346,622

Recorded Investment in Commercial Loan Classes by Internally Assigned Risk Ratings

The following tables summarize the recorded investment in commercial loan classes by internally assigned risk ratings as of the dates presented:

	September 30, 2014
(dollars in thousands)	Commercial Real Estate	% of Total	Commercial and Industrial	% of Total	Commercial Construction	% of Total	Total	% of Total
Pass	$1,624,718	96.0%	$903,273	95.5%	$162,629	88.6%	$2,690,620	95.4%
Special mention	41,628	2.5%	27,809	2.9%	12,747	6.9%	82,184	2.9%
Substandard	25,303	1.5%	15,284	1.6%	8,133	4.5%	48,720	1.7%

Total	$1,691,649	100%	$946,366	100.0%	$183,509	100.0%	$2,821,524	100.0%

	December 31, 2013
(dollars in thousands)	Commercial Real Estate	% of Total	Commercial and Industrial	% of Total	Commercial Construction	% of Total	Total	% of Total
Pass	$1,519,720	94.5%	$792,029	94.0%	$119,177	82.9%	$2,430,926	93.7%
Special mention	57,073	3.6%	34,085	4.1%	15,621	10.9%	106,779	4.1%
Substandard	30,963	1.9%	16,335	1.9%	8,877	6.2%	56,175	2.2%

Total	$1,607,756	100.0%	$842,449	100.0%	$143,675	100.0%	$2,593,880	100.0%

The following tables present the recorded investment in commercial loan classes by internally assigned risk ratings as of the dates presented:

	December 31, 2013
(dollars in thousands)	Commercial Real Estate	% of Total	Commercial and Industrial	% of Total	Commercial Construction	% of Total	Total	% of Total
Pass	$1,519,720	94.5%	$792,029	94.0%	$119,177	82.9%	$2,430,926	93.7%
Special mention	57,073	3.6%	34,085	4.1%	15,621	10.9%	106,779	4.1%
Substandard	30,963	1.9%	16,335	1.9%	8,877	6.2%	56,175	2.2%

Total	$1,607,756	100.0%	$842,449	100.0%	$143,675	100.0%	$2,593,880	100.0%

	December 31, 2012
(dollars in thousands)	Commercial Real Estate	% of Total	Commercial and Industrial	% of Total	Commercial Construction	% of Total	Total	% of Total
Pass	$1,265,810	87.2%	$718,070	90.7%	$118,841	70.7%	$2,102,721	87.2%
Special mention	96,156	6.6%	42,016	5.3%	30,748	18.3%	168,920	7.0%
Substandard	90,167	6.2%	31,310	4.0%	18,554	11.0%	140,031	5.8%

Total	$1,452,133	100.0%	$791,396	100.0%	$168,143	100.0%	$2,411,672	100.0%

Recorded Investment in Consumer Loan Classes by Performing and Nonperforming Status

The following tables indicate the recorded investment in consumer loan classes by performing and nonperforming status as of the dates presented:

	September 30, 2014
(dollars in thousands)	Residential Mortgage	% of Total	Home Equity	% of Total	Installment and other consumer	% of Total	Consumer Construction	% of Total	Total	% of Total
Performing	$489,156	99.5%	$416,924	99.6%	$66,577	99.9%	$2,995	100.0%	$975,652	99.6%
Nonperforming	2,248	0.5%	1,735	0.4%	30	0.1%	—	—%	4,013	0.4%

Total	$491,404	100.0%	$418,659	100.0%	$66,607	100.0%	$2,995	100.0%	$979,665	100.0%

	December 31, 2013
(dollars in thousands)	Residential Mortgage	% of Total	Home Equity	% of Total	Installment and other consumer	% of Total	Consumer Construction	% of Total	Total	% of Total
Performing	$483,754	99.3%	$411,904	99.4%	$67,846	99.9%	$3,149	100.0%	$966,653	99.4%
Nonperforming	3,338	0.7%	2,291	0.6%	37	0.1%	—	—%	5,666	0.6%

Total	$487,092	100.0%	$414,195	100.0%	$67,883	100.0%	$3,149	100.0%	$972,319	100.0%

The following tables present the recorded investment in consumer loan classes by performing and nonperforming status as of the dates presented:

	December 31, 2013
(dollars in thousands)	Residential Mortgage	% of Total	Home Equity	% of Total	Installment and other consumer	% of Total	Consumer Construction	% of Total	Total	% of Total
Performing	$483,754	99.3%	$411,904	99.4%	$67,846	99.9%	$3,149	100.0%	$966,653	99.4%
Nonperforming	3,338	0.7%	2,291	0.6%	37	0.1%	—	—	5,666	0.6%

Total	$487,092	100.0%	$414,195	100.0%	$67,883	100.0%	$3,149	100.0%	$972,319	100.0%

	December 31, 2012
(dollars in thousands)	Residential Mortgage	% of Total	Home Equity	% of Total	Installment and other consumer	% of Total	Consumer Construction	% of Total	Total	% of Total
Performing	$420,025	98.3%	$427,682	99.2%	$73,835	99.9%	$2,219	91.1%	$923,761	98.8%
Nonperforming	7,278	1.7%	3,653	0.8%	40	0.1%	218	8.9%	11,189	1.2%

Total	$427,303	100.0%	$431,335	100.0%	$73,875	100.0%	$2,437	100.0%	$934,950	100.0%

Investments in Loans Considered to be Impaired and Related Information on Impaired Loans

The following table presents investments in loans considered to be impaired and the related allowance at the dates indicated:

	September 30, 2014			December 31, 2013
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Without a related allowance recorded:
Commercial real estate	$21,028	$26,366	$—	$26,968	$35,474	$—
Commercial and industrial	9,643	9,964	—	9,580	9,703	—
Commercial construction	8,143	11,831	—	7,391	12,353	—
Consumer real estate	7,000	7,553	—	8,026	9,464	—
Other consumer	111	115	—	124	128	—

Total without a Related Allowance Recorded	45,925	55,829	—	52,089	67,122	—

With a related allowance recorded:
Commercial real estate	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Commercial construction	—	—	—	681	1,383	25
Consumer real estate	45	45	45	53	53	53
Other consumer	22	22	10	33	33	19

Total with a Related Allowance Recorded	67	67	55	767	1,469	97

Total:
Commercial real estate	21,028	26,366	—	26,968	35,474	—
Commercial and industrial	9,643	9,964	—	9,580	9,703	—
Commercial construction	8,143	11,831	—	8,072	13,736	25
Consumer real estate	7,045	7,598	45	8,079	9,517	53
Other consumer	133	137	10	157	161	19

Total	$45,992	$55,896	$55	$52,856	$68,591	$97

The following tables present investments in loans considered to be impaired and interest income recognized for the periods presented:

	For the Three Months Ended
	September 30, 2014		September 30, 2013
(dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Without a related allowance recorded:
Commercial real estate	$21,110	$159	$27,489	$271
Commercial and industrial	9,702	63	10,995	68
Commercial construction	8,160	58	9,768	46
Consumer real estate	7,034	100	8,349	114
Other consumer	115	1	119	1

Total without a Related Allowance Recorded	46,121	381	56,720	500

With a related allowance recorded:
Commercial real estate	—	—	1,014	—
Commercial and industrial	—	—	—	—
Commercial construction	—	—	5,929	49
Consumer real estate	47	1	100	2
Other consumer	23	—	35	1

Total with a Related Allowance Recorded	70	1	7,078	52

Total:
Commercial real estate	21,110	159	28,503	271
Commercial and industrial	9,702	63	10,995	68
Commercial construction	8,160	58	15,697	95
Consumer real estate	7,081	101	8,449	116
Other consumer	138	1	154	2

Total	$46,191	$382	$63,798	$552

	For the Nine Months Ended
	September 30, 2014		September 30, 2013
(dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Without a related allowance recorded:
Commercial real estate	$21,593	$512	$29,951	$330
Commercial and industrial	9,477	177	11,964	203
Commercial construction	8,254	172	14,492	271
Consumer real estate	7,181	306	8,912	693
Other consumer	122	3	110	4

Total without a Related Allowance Recorded	46,627	1,170	65,429	1,501
With a related allowance recorded:
Commercial real estate	$—	$—	2,526	$5
Commercial and industrial	—	—	—	—
Commercial construction	—	—	1,976	49
Consumer real estate	49	2	62	—
Other consumer	24	2	21	3

Total with a Related Allowance Recorded	73	4	4,585	57
Total:
Commercial real estate	21,593	512	32,477	335
Commercial and industrial	9,477	177	11,964	203
Commercial construction	8,254	172	16,468	320
Consumer real estate	7,230	308	8,974	693
Other consumer	146	5	131	7

Total	$46,700	$1,174	$70,014	$1,558

The following table presents investments in loans considered to be impaired and related information on those impaired loans as of the dates presented:

	December 31, 2013			December 31, 2012
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With a related allowance recorded:
Commercial real estate	$—	$—	$—	$6,138	$6,864	$1,226
Commercial and industrial	—	—	—	1,864	2,790	1,002
Commercial construction	681	1,383	25	799	896	3
Consumer real estate	53	53	53	—	—	—
Other consumer	33	33	19	—	—	—

Total with a Related Allowance Recorded	767	1,469	97	8,801	10,550	2,231

Without a related allowance recorded:
Commercial real estate	26,968	35,474	—	33,856	45,953	—
Commercial and industrial	9,580	9,703	—	11,419	12,227	—
Commercial construction	7,391	12,353	—	17,713	27,486	—
Consumer real estate	8,026	9,464	—	10,827	12,025	—
Other consumer	124	128	—	25	25	—

Total without a Related Allowance Recorded	52,089	67,122	—	73,840	97,716	—

Total:
Commercial real estate	26,968	35,474	—	39,994	52,817	1,226
Commercial and industrial	9,580	9,703	—	13,283	15,017	1,002
Commercial construction	8,072	13,736	25	18,512	28,382	3
Consumer real estate	8,079	9,517	53	10,827	12,025	—
Other consumer	157	161	19	25	25	—

Total	$52,856	$68,591	$97	$82,641	$108,266	$2,231

As of December 31, 2013, $27.0 million of CRE loans comprised 51 percent of the total impaired loans of $52.9 million. These impaired loans are collateralized primarily by commercial real estate properties such as retail or strip malls, office buildings and various other types of commercial purpose properties. These loans are generally considered collateral dependent and charge-offs are recorded when a confirmed loss exists. Approximately $9.9 million of charge-offs have been recorded relating to these CRE loans over the life of these loans. It is our policy to obtain appraisals on an annual basis on impaired loans or sooner if facts and circumstances warrant otherwise. As of December 31, 2013, these loans had collateral with an estimated fair value less cost to sell of approximately $43.7 million. We have current appraisals on all CRE impaired loans except for one loan for $0.7 million. We have not ordered an appraisal as we are currently negotiating a settlement agreement with the borrower which would result in the collection of the remaining recorded investment in the loan.

The following table summarizes investments in loans considered to be impaired and related information on those impaired loans for the years presented:

	For the Year Ended
	December 31, 2013		December 31, 2012
(dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With a related allowance recorded:
Commercial real estate	$1,895	$—	$5,796	$218
Commercial and industrial	—	—	1,826	—
Commercial construction	1,652	49	4,446	—
Consumer real estate	60	6	—	—
Other consumer	24	4	—	—

Total with a Related Allowance Recorded	3,631	59	12,068	218

Without a related allowance recorded:
Commercial real estate	29,314	929	41,138	1,112
Commercial and industrial	11,439	254	11,672	329
Commercial construction	14,112	326	22,299	571
Consumer real estate	8,714	436	20,533	68
Other consumer	114	6	6	—

Total without a Related Allowance Recorded	63,693	1,951	95,648	2,080

Total:
Commercial real estate	31,209	929	46,934	1,330
Commercial and industrial	11,439	254	13,498	329
Commercial construction	15,764	375	26,745	571
Consumer real estate	8,774	442	20,533	68
Other consumer	138	10	6	—

Total	$67,324	$2,010	$107,716	$2,298

Summary of Allowance for Loan Losses

The following tables detail activity in the ALL for the periods presented:

	Three Months Ended September 30, 2014
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of period	$20,733	$13,004	$4,759	$6,705	$1,379	$46,580
Charge-offs	—	(37)	(234)	(436)	(295)	(1,002)
Recoveries	(154)	315	—	48	75	284

Net (Charge-offs)/ Recoveries	(154)	278	(234)	(388)	(220)	(718)
Provision for loan losses	(602)	616	653	446	341	1,454

Balance at End of Period	$19,977	$13,898	$5,178	$6,763	$1,500	$47,316

	Three Months Ended September 30, 2013
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of period	$23,484	$9,123	$5,812	$6,655	$1,031	$46,105
Charge-offs	(840)	(759)	(480)	(585)	(327)	(2,991)
Recoveries	617	167	481	122	63	1,450

Net (Charge-offs)/ Recoveries	(223)	(592)	1	(463)	(264)	(1,541)
Provision for loan losses	(5,572)	6,268	2,186	185	352	3,419

Balance at End of Period	$17,689	$14,799	$7,999	$6,377	$1,119	$47,983

	Nine Months Ended September 30, 2014
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of period	$18,921	$14,433	$5,374	$6,362	$1,165	$46,255
Charge-offs	(2,002)	(1,070)	(693)	(983)	(740)	(5,488)
Recoveries	1,681	3,564	140	272	284	5,941

Net Recoveries/(Charge-offs)	(321)	2,494	(553)	(711)	(456)	453
Provision for loan losses	1,377	(3,029)	357	1,112	791	608

Balance at End of Period	$19,977	$13,898	$5,178	$6,763	$1,500	$47,316

	Nine Months Ended September 30, 2013
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of period	$25,246	$7,759	$7,500	$5,058	$921	$46,484
Charge-offs	(3,649)	(2,682)	(923)	(1,822)	(978)	(10,054)
Recoveries	2,939	457	536	630	242	4,804

Net (Charge-offs)/ Recoveries	(710)	(2,225)	(387)	(1,192)	(736)	(5,250)
Provision for loan losses	(6,847)	9,265	886	2,511	934	6,749

Balance at End of Period	$17,689	$14,799	$7,999	$6,377	$1,119	$47,983

The following tables detail activity in the ALL for the periods presented:

	2013
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of year	$25,246	$7,759	$7,500	$5,058	$921	$46,484
Charge-offs	(4,601)	(2,714)	(4,852)	(2,407)	(1,002)	(15,576)
Recoveries	3,388	2,142	531	651	324	7,036

Net (Charge-offs)/ Recoveries	(1,213)	(572)	(4,321)	(1,756)	(678)	(8,540)

Provision for loan losses	(5,112)	7,246	2,195	3,060	922	8,311

Balance at End of Year	$18,921	$14,433	$5,374	$6,362	$1,165	$46,255

	2012
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of year	$29,804	$11,274	$3,703	$3,166	$894	$48,841
Charge-offs	(9,627)	(5,278)	(10,521)	(2,509)	(1,078)	(29,013)
Recoveries	1,259	1,153	891	197	341	3,841

Net (Charge-offs)/ Recoveries	(8,368)	(4,125)	(9,630)	(2,312)	(737)	(25,172)

Provision for loan losses	3,810	610	13,427	4,204	764	22,815

Balance at End of Year	$25,246	$7,759	$7,500	$5,058	$921	$46,484

Summary of Allowance for Loan Losses and Recorded Investments

The following tables present the ALL and recorded investments in loans by category as of September 30, 2014 and December 31, 2013:

	September 30, 2014
	Allowance for Loan Losses			Portfolio Loans
(dollars in thousands)	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$—	$19,977	$19,977	$21,028	$1,670,621	$1,691,649
Commercial and industrial	—	13,898	13,898	9,643	936,723	946,366
Commercial construction	—	5,178	5,178	8,143	175,366	183,509
Consumer real estate	45	6,718	6,763	7,045	906,013	913,058
Other consumer	10	1,490	1,500	133	66,474	66,607

Total	$55	$47,261	$47,316	$45,992	$3,755,197	$3,801,189

	December 31, 2013
	Allowance for Loan Losses			Portfolio Loans
(dollars in thousands)	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$—	$18,921	$18,921	$26,968	$1,580,788	$1,607,756
Commercial and industrial	—	14,433	14,433	9,580	832,869	842,449
Commercial construction	25	5,349	5,374	8,072	135,603	143,675
Consumer real estate	53	6,309	6,362	8,079	896,357	904,436
Other consumer	19	1,146	1,165	157	67,726	67,883

Total	$97	$46,158	$46,255	$52,856	$3,513,343	$3,566,199

The following tables present the ALL and recorded investments in loans by category as of December 31:

	2013
	Allowance for Loan Losses			Portfolio Loans
(dollars in thousands)	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$—	$18,921	$18,921	$26,968	$1,580,788	$1,607,756
Commercial and industrial	—	14,433	14,433	9,580	832,869	842,449
Commercial construction	25	5,349	5,374	8,072	135,603	143,675
Consumer real estate	53	6,309	6,362	8,079	896,357	904,436
Other consumer	19	1,146	1,165	157	67,726	67,883

Total	$97	$46,158	$46,255	$52,856	$3,513,343	$3,566,199

	2012
	Allowance for Loan Losses			Portfolio Loans
(dollars in thousands)	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$1,226	$24,020	$25,246	$39,994	$1,412,139	$1,452,133
Commercial and industrial	1,002	6,757	7,759	13,283	778,113	791,396
Commercial construction	3	7,497	7,500	18,512	149,631	168,143
Consumer real estate	—	5,058	5,058	10,827	850,248	861,075
Other consumer	—	921	921	25	73,850	73,875

Total	$2,231	$44,253	$46,484	$82,641	$3,263,981	$3,346,622